Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
EBP, Employer Contribution Vesting
Company contributions and the earnings thereon generally vest based upon a number of full years of service within a period of service, as defined in the Plan, as follows:

Vested
Number of Full Years within Period of Service	Percentage
Less than 3	—%
3 or more	100%